Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum Y	Dec. 31, 2011 Minimum Y	Dec. 31, 2011 Satellite-related obligations satellite	Dec. 31, 2009 Satellite Under Construction - EchoStar XVI Y
Commitments and Contingencies
Total rent expense for operating leases	$ 267	$ 263	$ 189
Commitments
Term of programming contracts (in years)				10	1
Transponder service agreement period (in years)							10
Number of satellites agreed to lease under construction						1